RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Aug. 10, 2022	May 11, 2021	Mar. 31, 2023	Mar. 31, 2022	Nov. 04, 2022	Aug. 10, 2021	Jan. 01, 2016
Related Party Transaction [Line Items]
Accrued payroll				$ 119,000
Interest rate					12.00%		2.00%
Interest expense			$ 22,270
Interest rate			8.00%
Accrued Interest payable			$ 146,000	146,000
Current liability			54,647	54,647
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable related party			290,000
Notes payable, related parties, current			740,412	495,412
Loan Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 300,000
Notes Payable [Member]
Related Party Transaction [Line Items]
Payment of debt				655,750
Outstanding balance			77,000	77,000
Accrued interest payable			74,000	74,000
Promissory Notes [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Proceeds from related party debt	$ 250,000
Face amount	$ 50,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Bonus issued		$ 300,000
President and Chief Technical Officer [Member]
Related Party Transaction [Line Items]
Bonus issued				200,000
Accounts payable, other, current			$ 200,000	200,000		$ 300,000
President [Member]
Related Party Transaction [Line Items]
Interest rate			8.00%
President [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes payable related party			$ 486,500
Notes payable, related parties, current			$ 356,404	356,404
Consulting Services [Member]
Related Party Transaction [Line Items]
Professional fees				$ 50,000